STOCKHOLDERS' EQUITY (Details) (USD $)	1 Months Ended		12 Months Ended				1 Months Ended		9 Months Ended
	Aug. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Aug. 31, 2013 Number of Options	Mar. 31, 2013 Number of Options	Sep. 30, 2013 Number of Options
Number of Options:
Beginning Balance at December 31, 2012 (in shares)			3,548,000	2,850,000					35,298,000
Granted (in shares)				32,250,000	2,648,000				350,000
Exercised (in shares)
Forfeited (in shares)				500,000	1,950,000				(2,248,000)
Cancelled (in shares)
Balance outstanding at September 30, 2013 (in shares)			35,298,000	3,548,000	2,850,000				33,400,000
Options exercisable at end of period (in shares)			33,055,067						31,600,000
Options expected to vest through December 31, 2014 (in shares)			2,242,933						1,800,000
Weighted Average Exercise Price:
Beginning Balance at December 31, 2012 (in dollars per share)			$ 1.11	$ 0.60					$ 0.46
Granted (in dollars per share)				$ 0.39	$ 1.36				$ 0.42
Exercised (in dollars per share)
Forfeited (in dollars per share)				$ 0.81	$ 0.41				$ 1.30
Cancelled (in dollars per share)
Balance outstanding at September 30, 2013 (in dollars per share)			$ 0.46	$ 1.11	$ 0.60				$ 0.40
Options exercisable at end of period (in dollars per share)			$ 0.46						$ 0.40
Weighted average fair value of options granted during the period (in dollars per share)	$ 0.23	$ 0.25	$ 0.36				$ 0.23	$ 0.25	$ 0.25
Weighted Average Remaining Contractual Life:
Beginning Balance			8 years 5 months	9 years 5 months		9 years 2 months			9 years 1 month 10 days
Granted				10 years	8 years 11 months				3 years 9 months 29 days
Forfeited				8 years 7 months	8 years 9 months				7 years
Balance outstanding at September 30, 2013									8 years 5 months 5 days